Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (“DMARC”)

Deutsche Bank Securities Inc. (collectively with DMARC, the “Company”)

60 Wall Street

New York, NY 10005

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, and Deutsche Bank AG, New York Branch, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates 2019-521F (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested, or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of June 9, 2019.

•	The following Microsoft Excel (“Excel”) file, which was provided to us by the Company, and includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:

o	COMM 2019-521F Accounting Tape Final.xlsx

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.

•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.

•	The phrase “Environmental Report” refers to a signed environmental report.

•	The phrase “Engineering Report” refers to a signed engineering report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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•	The phrase “Fee Schedule” refers to the administrative fee schedule, as provided by the Company.

•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The “Ground Lease Agreement” refers to the ground lease estoppel and/or any lease agreements thereof.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Non-Consolidation Opinion” refers to the signed non-consolidation opinion.
•	The phrase “Seismic Report” refers to a signed seismic report.

•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan settlement statements indicating the sources and uses of dispersed funds.
•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, which includes property information and unit mixes (“Unit Mix”), prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From May 14, 2019 through May 28, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 28, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

Exhibits

Exhibit A – Specified Attributes

Exhibit B – Recalculated Attributes

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T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Specified Attributes
EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan No.	None - Company Provided	None
2	Loan Flag	None - Company Provided	None
3	Prop Flag	None - Company Provided	None
4	Loan Name	None - Company Provided	None
5	Property Name	None - Company Provided	None
6	Originator	Loan Agreement	None
7	Loan Seller	None - Company Provided	None
8	Primary Type	Appraisal Report	None
9	Secondary Type	Appraisal Report	None
10	Properties per Loan	Appraisal Report	None
11	Address	Appraisal Report	None
12	City	Appraisal Report	None
13	State	Appraisal Report	None
14	Zip Code	Appraisal Report	None
15	Year Built	Appraisal Report	None
16	Latest Renovation	Appraisal Report	None
17	"As-is" Appr. Value	Appraisal Report	None
18	"As-is" Value Date	Appraisal Report	None
19	Appraised Value / Unit	Recalculation	$1.00
20	Appraisal Firm	Appraisal Report	None
21	FIRREA	Appraisal Report	None
22	Date of Seismic Report	Seismic Report	None
23	Seismic Firm	Seismic Report	None
24	Located in Seismic Zone (Yes/No)	Seismic Report	None
25	PML (%)	Seismic Report	None
26	Date of Engineering Report	Engineering Report	None
27	Engineering Firm	Engineering Report	None
28	Date of Phase I Report	Environmental Report	None
29	Environmental Firm	Environmental Report	None
30	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
31	Phase II Recommended (Yes/No)	Environmental Report	None
32	Date of Phase II Report	Environmental Report	None
33	Collateral SF	Underwriting File	None
34	Primary Unit of Measure	Underwriting File	None
35	Occupancy	Underwriting File	None
36	Occupancy Date	Underwriting File	None
37	Largest Tenant	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Specified Attributes
EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
38	Largest Tenant Leased SF	Underwriting File	None
39	Largest Tenant % of NSF	Recalculation	0.1%
40	Largest Tenant Lease Expiration	Underwriting File	None
41	2nd Largest Tenant	Underwriting File	None
42	2nd Largest Tenant Leased SF	Underwriting File	None
43	2nd Largest Tenant % of NSF	Recalculation	0.1%
44	2nd Largest Tenant Lease Expiration	Underwriting File	None
45	3rd Largest Tenant	Underwriting File	None
46	3rd Largest Tenant Leased SF	Underwriting File	None
47	3rd Largest Tenant % of NSF	Recalculation	0.1%
48	3rd Largest Tenant Lease Expiration	Underwriting File	None
49	Single Tenant	Underwriting File	None
50	Cut-off Date	None - Company Provided	None
51	1st Mortgage Original Balance	Loan Agreement	None
52	1st Mortgage Current Balance	Loan Agreement	None
53	1st Mortgage Balloon Balance	Loan Agreement	None
54	1st Mortgage Balance / Unit	Recalculation	$1.00
55	1st Mortgage "As Is" Current LTV	Recalculation	0.1%
56	1st Mortgage "As Is" Maturity LTV	Recalculation	0.1%
57	LIBOR Assumption	None - Company Provided	None
58	LIBOR Setting	Loan Agreement	None
59	LIBOR Reset Frequency	Loan Agreement	None
60	LIBOR Rounding	Loan Agreement	None
61	1st Mortgage LIBOR Floor	Loan Agreement	None
62	Effective LIBOR 1st Mortgage	None - Company Provided	None
63	1st Mortgage Margin	Loan Agreement	None
64	1st Mortgage Coupon	Recalculation	None
65	1st Mortgage Debt Service at LIBOR	Recalculation	None
66	LIBOR Cap	Interest Rate Cap Agreement	None
67	LIBOR Cap Expiration	Interest Rate Cap Agreement	None
68	LIBOR Cap Provider	Interest Rate Cap Agreement	None
69	LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg	None
70	1st Mortgage Cap Coupon	Recalculation	None
71	1st Mortgage Debt Service at Cap	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Specified Attributes
EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
72	Note Date	Loan Agreement	None
73	Borr. Legal Name	Loan Agreement	None
74	Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement	None
75	Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement	None
76	Recourse Guarantor Name	Guaranty Agreement	None
77	Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement	None
78	Related Borrower	Loan Agreement	None
79	Loan Purpose	Settlement Statement	None
80	Payment Day	Loan Agreement	None
81	Interest Accrual Begin	Loan Agreement	None
82	Interest Accrual End	Loan Agreement	None
83	Rate Type	Loan Agreement	None
84	Loan Type	Loan Agreement	None
85	1st Amortization Date	Loan Agreement	None
86	IO Period	Recalculation	None
87	1st. IO Date	Loan Agreement	None
88	First Pmt Date	Loan Agreement	None
89	Maturity Date	Loan Agreement	None
90	Original Term	Recalculation	None
91	Seasoning	Recalculation	None
92	Remaining Term	Recalculation	None
93	Exit Fee	Loan Agreement	None
94	Extension Option	Loan Agreement	None
95	Coupon Step	Loan Agreement	None
96	Fully Extended Maturity	Loan Agreement	None
97	Aggregate Extension Options	Recalculation	None
98	Original Term Extended	Recalculation	None
99	Remaining Term Extended	Recalculation	None
100	Prepay Description	Recalculation	None
101	Partial Prepay Permitted (Provisions)	Loan Agreement	None
102	Liquidated Damages	Not Applicable*	None
103	Lockout Period	Loan Agreement	None
104	Penalty Period	Recalculation	None
105	Open Period	Recalculation	None
106	Lockout Exp Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Specified Attributes
EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
107	Prepay Penalty Start Date	Loan Agreement	None
108	Prepay Penalty End Date	Loan Agreement	None
109	Grace Days Default	Loan Agreement	None
110	Grace Days Late Fee	Loan Agreement	None
111	Default Rate	Loan Agreement	None
112	Late Fee	Loan Agreement	None
113	SPE	Loan Agreement	None
114	Non Consol	Non-Consolidation Opinion	None
115	Ind. Director	Loan Agreement	None
116	Partial Release Permitted	Loan Agreement	None
117	Partial Release Description	Loan Agreement	None
118	Lien Position	Title Policy	None
119	Fee Simple / Leasehold	Title Policy	None
120	Ground Lease	Ground Lease Agreement	None
121	Ground Lease Exp.	Ground Lease Agreement	None
122	Annual Ground Lease Payment	Ground Lease Agreement	None
123	LockBox Type	Loan Agreement	None
124	Cash Management	Loan Agreement	None
125	Excess Cash Trap Trigger	Loan Agreement	None
126	Initial Tax Reserve	Loan Agreement / Settlement Statement	None
127	Initial Insurance Reserve	Loan Agreement / Settlement Statement	None
128	Initial Replacement Reserve	Loan Agreement / Settlement Statement	None
129	Initial TI/LC Reserve	Loan Agreement / Settlement Statement	None
130	Initial Deferred Maintenance Reserve	Loan Agreement / Settlement Statement	None
131	Initial Environmental Reserve	Loan Agreement / Settlement Statement	None
132	Initial Debt Service Reserve	Loan Agreement / Settlement Statement	None
133	Initial Other Reserve	Loan Agreement / Settlement Statement	None
134	Initial Other Reserve Description	Loan Agreement / Settlement Statement	None
135	Ongoing Tax Escrow	Loan Agreement / Settlement Statement	None
136	Ongoing Insurance Escrow	Loan Agreement / Settlement Statement	None
137	Ongoing Required Replacement Reserves	Loan Agreement / Settlement Statement	None
138	Ongoing Required TI/LC	Loan Agreement / Settlement Statement	None
139	Ongoing Other Reserve	Loan Agreement / Settlement Statement	None
140	Ongoing Other Reserve Description	Loan Agreement / Settlement Statement	None
141	UW EGI	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Specified Attributes
EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
142	UW Expenses	Underwriting File	$1.00
143	UW NOI	Underwriting File	$1.00
144	UW Replacement Reserves	Underwriting File	$1.00
145	UW TILC	Underwriting File	$1.00
146	UW NCF	Underwriting File	$1.00
147	1st Mortgage UW NCF DSCR at LIBOR	Recalculation	0.01x
148	1st Mortgage UW NOI DSCR at LIBOR	Recalculation	0.01x
149	1st Mortgage UW NCF DSCR at Cap	Recalculation	0.01x
150	1st Mortgage UW NOI DSCR at Cap	Recalculation	0.01x
151	1st Mortgage UW NOI Debt Yield	Recalculation	0.1%
152	1st Mortgage UW NCF Debt Yield	Recalculation	0.1%
153	Most Recent Financial Statement Date	Underwriting File	None
154	Most Recent NCF	Underwriting File	$1.00
155	2nd Most Recent Financial Statement Date	Underwriting File	None
156	2nd Most Recent NCF	Underwriting File	$1.00
157	3rd Most Recent Financial Statement Date	Underwriting File	None
158	3rd Most Recent NCF	Underwriting File	$1.00
159	Master & Primary Fee Rate	Fee Schedule	None
160	EU RR Admin Fee Rate	Fee Schedule	None
161	Cert Admin / Trustee Fee Rate	Fee Schedule	None
162	Operating Advisor Fee	Fee Schedule	None
163	CREFC Fee	Fee Schedule	None
164	Admin Fee Rate	Recalculation	None
165	Directs Investment (Borrower or Lender)	Loan Agreement	None
166	RE Tax	Loan Agreement	None
167	Insurance	Loan Agreement	None
168	Replacement Reserves	Loan Agreement	None
169	TI/LC	Loan Agreement	None
170	Immediate Repairs	Loan Agreement	None
171	Other Escrows	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Specified Attributes
EXHIBIT A

*- The noted Specified Attribute is Not Applicable (“NAP”). As such, we were instructed by the Company to not perform any procedures on this Specified Attribute. The associated field is either not populated or populated with NAP in the Final Data File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Recalculated Attributes
EXHIBIT B

#	Specified Attribute	Calculation
19	Appraised Value / Unit	Quotient of (i) "As-is" Appr. Value and (ii) Collateral SF.
39	Largest Tenant % of NSF	Quotient of (i) Largest Tenant Leased SF and (ii) Collateral SF.
43	2nd Largest Tenant % of NSF	Quotient of (i) 2nd Largest Tenant Leased SF and (ii) Collateral SF.
47	3rd Largest Tenant % of NSF	Quotient of (i) 3rd Largest Tenant Leased SF and (ii) Collateral SF.
54	1st Mortgage Balance / Unit	Quotient of (i) 1st Mortgage Current Balance and (ii) Collateral SF.
55	1st Mortgage "As Is" Current LTV	Quotient of (i) 1st Mortgage Current Balance and (ii) "As-is" Appr. Value.
56	1st Mortgage "As Is" Maturity LTV	Quotient of (i) 1st Mortgage Balloon Balance and (ii) "As-is" Appr. Value.
64	1st Mortgage Coupon	Sum of (i) LIBOR Assumption and (ii) 1st Mortgage Margin
65	1st Mortgage Debt Service at LIBOR	Product of (i) 1st Mortgage Original Balance and (ii) Pooled TMA Coupon and (iii) the Rate Type (365/360).
70	1st Mortgage Cap Coupon	Sum of (i) 1st Mortgage Margin and (ii) LIBOR Cap.
71	1st Mortgage Debt Service at Cap	Product of (i) 1st Mortgage Original Balance and (ii) 1st Mortgage Cap Coupon and (iii) the Rate Type (365/360).
86	IO Period	Count of the number of monthly payment dates, from and inclusive of (i) 1st IO Date and (ii) Maturity Date.
90	Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date and (ii) Maturity Date.
91	Seasoning	Set equal to zero.
92	Remaining Term	Difference of (i) Original Term and (ii) Seasoning.
97	Aggregate Extension Options	Count of the number of monthly payment dates, from and inclusive of (i) Maturity Date and (ii) Fully Extended Maturity.
98	Original Term Extended	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date and (ii) Fully Extended Maturity.
99	Remaining Term Extended	Difference of (i) Original Term Extended and (ii) Seasoning.

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COMM 2019-521F Mortgage Trust, Commercial Mortgage Pass-Through Certificates
Recalculated Attributes
EXHIBIT B

#	Specified Attribute	Calculation
100	Prepay Description	Count of the number of monthly payment dates, from and inclusive of (a) (i) First Pmt Date and (ii) Prepay Penalty End Date (b) (i) Prepay Penalty End Date and (ii) Maturity Date .
104	Penalty Period	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date and (ii) Prepay Penalty End Date.
105	Open Period	Count of the number of monthly payment dates, from and inclusive of (i) Prepay Penalty End Date and (ii) Maturity Date.
147	1st Mortgage UW NCF DSCR at LIBOR	Quotient of (i) UW NCF and (ii) 1st Mortgage Debt Service at LIBOR.
148	1st Mortgage UW NOI DSCR at LIBOR	Quotient of (i) UW NOI and (ii) 1st Mortgage Debt Service at LIBOR.
149	1st Mortgage UW NCF DSCR at Cap	Quotient of (i) UW NCF and (ii) 1st Mortgage Debt Service at Cap.
150	1st Mortgage UW NOI DSCR at Cap	Quotient of (i) UW NOI and (ii) 1st Mortgage Debt Service at Cap.
151	1st Mortgage UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) 1st Mortgage Current Balance.
152	1st Mortgage UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) 1st Mortgage Current Balance.
164	Admin Fee Rate	Sum of (i) Master & Primary Fee Rate, (ii) EU RR Admin Fee Rate, (iii) Cert Admin / Trustee Fee Rate, (iv) Operating Advisor Fee and (v) CREFC Fee.

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